CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

32. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance sheets of the parent company

	As of December 31, 2023	As of December 31, 2024
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	64,070	25,064
Short-term investment	7,195	-
Amounts due from the group companies	195,917	192,678
Prepaid expenses and other current assets	1,059	620
Total current assets	268,241	218,362

Non-current assets:
Long-term investments	39,500	53,120
Investment in subsidiaries and VIE	883,681	807,681
Total non-current assets	923,181	860,801

Total assets	1,191,422	1,079,163

LIABILITIES AND EQUITY

Current liabilities
Other payables and accruals	1,206	1,777
Total liabilities	1,206	1,777

Shareholders’ equity

Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2023 and 2024; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2023 and 2024; 1,016,418,532 and 1,020,256,032 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2023 and 2024, respectively)	70	70
Additional paid-in capital	7,327,581	7,293,445
Accumulated other comprehensive income	116,171	138,690
Less: Treasury stock (192,412,690 and 188,575,190 shares as of December 31, 2023 and 2024, respectively)	(116,108)	(113,334)
Accumulated deficit	(6,137,498)	(6,241,485)
Total shareholders’ equity	1,190,216	1,077,386

Total liabilities and shareholders’ equity	1,191,422	1,079,163

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

32. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Statements of comprehensive loss of the parent company

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Operation expense
General and administrative	(10,706)	(8,557)	(7,467)
Total operating expenses	(10,706)	(8,557)	(7,467)
Share of loss of subsidiaries and VIE	(115,080)	(151,117)	(135,507)
Financial (loss)/income, net	(12,283)	(518)	21,872
Foreign exchange (loss)/gain	(134)	-	51
Other non-operating income/(loss), net	30	(4,232)	(1,347)
Loss before income tax expense	(138,173)	(164,424)	(122,398)

Equity in loss of affiliates, net of tax	-	(705)	(712)
Net loss	(138,173)	(165,129)	(123,110)

Net loss attributable to ordinary shareholders	(138,173)	(165,129)	(123,110)

Net loss	(138,173)	(165,129)	(123,110)
Other comprehensive income
Foreign currency translation	134,143	24,673	22,520
Total comprehensive loss	(4,030)	(140,456)	(100,590)

Statements of cash flows of the parent company

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Net cash used in operating activities	(9,075)	(8,557)	(7,174)
Net cash generated from/(used in) investing activities	154,552	31,720	(31,541)
Net cash used in financing activities	(94,752)	(25,334)	(805)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,960	878	514
Net increase/(decrease) in cash, cash equivalents and restricted cash	56,685	(1,293)	(39,006)
Cash, cash equivalents and restricted cash at beginning of the year	8,678	65,363	64,070
Cash, cash equivalents and restricted cash at end of the year	65,363	64,070	25,064